Label	Element	Value
Nuveen Real Estate Securities Select Fund | Nuveen Real Estate Securities Select Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Nuveen Real Estate Securities Select Fund
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock	SUPPLEMENT NO. 1 dated June 1, 2026 to the Statutory Prospectus of the Nuveen Inflation Linked Bond, Real Estate Securities Select, Emerging Markets Debt and International Bond Funds dated May 1, 2026